Investments in Subsidiaries (Non-Controlling Interests in Subsidiaries - Profit and Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in subsidiaries and investee companies [Line Items]
Sales	$ 10,015	$ 6,955	$ 5,043
Operating Income	3,516	1,210	202
Depreciation and amortization	498	484	579
Net Income	2,219	832	24
Total Comprehensive income	2,130	921	138
Non-controlling interests [Member]
Investments in subsidiaries and investee companies [Line Items]
Sales	723	528	359
Operating Income	146	105	29
Depreciation and amortization	34	38	37
Operating income before depreciation and amortization	180	143	66
Net Income	116	96	23
Total Comprehensive income	$ 78	$ 104	$ 40